Other gain (loss) (Tables)	12 Months Ended
Mar. 31, 2016
Other gain (loss)
Schedule of other gain (loss)

	2016	2015	2014
Government grants	$2,885	$—	$—
Operating rent income	997	1,374	626
Loss from sale of fixed assets	(42)	(66)	(102)
Other income	107	122	33

Total other income/expenses	3,947	1,430	557